Supplement to the

Fidelity® Series Emerging Markets Fund (FEMSX)

A Class of shares of Fidelity Series Emerging Markets Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information replaces similar information found in the "Management Contract" section on page 34.

Sub-Adviser - FMRC. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreement for the fund, FMR, and not the fund, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., FMR Japan, and FIIA. On behalf of the fund, FIIA, in turn, has entered into sub-advisory agreements with FIIA(U.K.)L and FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR and FIIA, and not the fund, pay the sub-advisers.

Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for the fund.

The following information supplements similar information found in the "Management Contract" section beginning on page 34.

Sam Polyak is co-manager of Fidelity Series Emerging Markets Fund and receives compensation for his services. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Series Emerging Markets Fund is based on the fund's pre-tax investment performance measured against the MSCI® Emerging Markets Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Emerging Markets Equity Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

ILFB-10-03 September 3, 2010
1.881205.106

The following table provides information relating to other accounts managed by Mr. Polyak as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 369	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Series Emerging Markets Fund managed by Mr. Polyak ($318 (in millions) assets managed).

As of July 31, 2010, the dollar range of shares of Fidelity Series Emerging Markets Fund beneficially owned by Mr. Polyak was none.

The following information replaces similar information for Alicia Frank found in the "Management Contract" section beginning on page 34. All references to Ms. Frank are no longer applicable.

Per Johansson is a research analyst and is co-manager of Series Emerging Markets and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2010, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging markets funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Johansson as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,800	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8	none	none

* Includes Series Emerging Markets ($1,180 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Johansson was none.

The following information supplements similar information found in the "Management Contract" section beginning on page 34.

The following table provides information relating to other accounts managed by Jim Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Jessamyn Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Carolina Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets beneficially owned by Ms. Pierry was none.

Supplement to the

Fidelity® Diversified International Fund Class F (FDVFX), Fidelity Europe Fund Class F (FEUFX), Fidelity Japan Fund Class F (FJPFX), Fidelity Overseas Fund Class F (FFOSX), Fidelity Series Emerging Markets Fund Class F (FEMFX), and Fidelity Southeast Asia Fund Class F (FSEFX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

The following information replaces similar information found in the "Management Contracts" section beginning on page 39.

Sub-Adviser - FMRC. On behalf of Diversified International, Europe, and Overseas, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing investments for each fund. On behalf of Japan and Southeast Asia, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC may provide investment advisory services for each fund. On behalf of Series Emerging Markets, FMR has entered into a sub-advisory agreement with FMRC pursuant to which FMRC has day-to-day responsibility for choosing certain types of investments for the fund. Under the terms of the sub-advisory agreements for each fund, FMR, and not the funds, pays FMRC's fees.

Sub-Advisers - FMR U.K., FMR H.K., FMR Japan, FIIA, FIIA(U.K.)L, and FIJ. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FIIA. On behalf of each fund, FIIA, in turn, has entered into a sub-advisory agreement with FIIA(U.K.)L. On behalf of Diversified International, Japan, Overseas, Series Emerging Markets, and Southeast Asia, FIIA, in turn, has entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR and FIIA, and not the funds, pay the sub-advisers.

Currently, FIJ has day-to-day responsibility for choosing investments for Japan. Currently, FMR H.K. has day-to-day responsibility for choosing certain types of investments for Series Emerging Markets. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Southeast Asia.

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

Sam Polyak is co-manager of Series Emerging Markets and receives compensation for his services. As of July 31, 2010, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI® Emerging Markets Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Emerging Markets Equity Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the MSCI Emerging Markets Materials Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

F-COM10B-10-04 September 3, 2010
1.902959.105

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Polyak as of July 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 369	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Series Emerging Markets managed by Mr. Polyak ($318 (in millions) assets managed).

As of July 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Polyak was none.

The following information replaces similar information for Alicia Frank found in the "Management Contracts" section beginning on page 39. All references to Ms. Frank are no longer applicable.

Per Johansson is a research analyst and is co-manager of Series Emerging Markets and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of January 31, 2010, compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other emerging markets funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index assigned to each fund or account, (ii) the pre-tax investment performance of his recommendations measured against a benchmark index corresponding to his assignment universe and against a broadly diversified emerging markets index, and (iii) the investment performance of other FMR international funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years. The portion of the portfolio manager's bonus that is linked to the investment performance of Series Emerging Markets is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. His base pay and bonus opportunity tend to increase with his level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Johansson as of January 31, 2010:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,800	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 8	none	none

* Includes Series Emerging Markets ($1,180 (in millions) assets managed).

As of January 31, 2010, the dollar range of shares of Series Emerging Markets beneficially owned by Mr. Johansson was none.

The following information supplements similar information found in the "Management Contracts" section beginning on page 39.

The following table provides information relating to other accounts managed by Mr. Hayes as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	2	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 1,330	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Mr. Hayes was none.

The following table provides information relating to other accounts managed by Ms. Larrabee as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Larrabee was none.

The following table provides information relating to other accounts managed by Ms. Pierry as of November 30, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$ 1,337	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 7	none	none

* Includes Series Emerging Markets Fund ($987 (in millions) assets managed).

As of November 30, 2009, the dollar range of shares of Series Emerging Markets Fund beneficially owned by Ms. Pierry was none.